Consolidated Balance Sheets - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash	$ 2,018,133	$ 571,605	$ 5,533,062
Restricted cash	66,510	66,510	66,510
Prepaid expenses and other	1,116,758	555,856	285,005
Total current assets	3,201,401	1,193,971	5,884,577
Property and equipment, net	3,498	4,956	27,846
Goodwill	3,283,379	3,283,379	3,283,379
Indefinite-lived intangible assets	9,243,128	9,243,128	9,243,128
Other assets	724,786	705,660	724,713
Total assets	16,456,192	14,431,094	19,163,643
Current liabilities:
Accounts payable	1,040,289	934,147	786,779
Accrued expenses	965,738	664,029	1,135,653
Other current liabilities		1,612	21,234
Total current liabilities	2,006,027	1,599,788	1,943,666
Deferred tax liability	2,918,518	2,918,518	2,918,518
Other liabilities	13,119	0	0
Total liabilities	4,937,664	4,518,306	4,862,184
Commitments and contingent liabilities
Stockholders' equity:
Common stock	898	811	754
Additional paid in capital	171,103,147	168,170,244	165,258,198
Accumulated deficit	(154,560,845)	(153,233,595)	(145,933,137)
Accumulated other comprehensive income	253,734	253,734	253,734
Treasury stock	(5,281,180)	(5,281,180)	(5,281,180)
Total stockholders' equity	11,518,528	9,912,788	14,301,459
Total liabilities and stockholders' equity	16,456,192	14,431,094	19,163,643
Preferred Class A [Member]
Stockholders' equity:
Preferred stock	970	970	970
Preferred Class B [Member]
Stockholders' equity:
Preferred stock	$ 1,804	$ 1,804	$ 2,120